LEASES - Balance Sheet Classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease assets [Extensible Enumeration]	Other assets	Other assets
Operating lease assets	$ 520	$ 637
Operating lease liabilities [Extensible Enumeration]	Other liabilities	Other liabilities
Operating lease liabilities	$ 618	$ 768